Investments In Securities (Gross Unrealized Holding Losses On Investments In Available-For-Sale Securities And Fair Value Of Related Investments) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized loss position, less than 12 months, Fair Value	¥ 5,365	¥ 48,926
Continuous unrealized loss position, less than 12 months, Aggregate Losses	524	4,348
Continuous unrealized loss position, 12 months or longer, Fair Value
Continuous unrealized loss position, 12 months or longer, Aggregate Losses
Continuous unrealized loss position, Fair Value	5,365	48,926
Continuous unrealized loss position, Aggregate Losses	524	4,348
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized loss position, less than 12 months, Fair Value	5,365	48,891
Continuous unrealized loss position, less than 12 months, Aggregate Losses	524	4,342
Continuous unrealized loss position, 12 months or longer, Fair Value
Continuous unrealized loss position, 12 months or longer, Aggregate Losses
Continuous unrealized loss position, Fair Value	5,365	48,891
Continuous unrealized loss position, Aggregate Losses	524	4,342
Other Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized loss position, less than 12 months, Fair Value		35
Continuous unrealized loss position, less than 12 months, Aggregate Losses		6
Continuous unrealized loss position, 12 months or longer, Fair Value
Continuous unrealized loss position, 12 months or longer, Aggregate Losses
Continuous unrealized loss position, Fair Value		35
Continuous unrealized loss position, Aggregate Losses		¥ 6